RECLASSIFICATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Reclassification Disclosure [Abstract]
General and Administrative	$ 327,874	$ 741,596	$ 2,196,922	$ 2,749,153
Research and Development Expense, Total	$ 110,315	$ 183,525	$ 613,119	$ 1,131,327